Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.13285%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,663,080.75

Principal:
Principal Collections	$13,052,676.18
Prepayments in Full	$6,612,313.50
Liquidation Proceeds	$309,251.60
Recoveries	$137,404.12
Sub Total	$20,111,645.40
Collections	$21,774,726.15

Purchase Amounts:
Purchase Amounts Related to Principal	$298,302.66
Purchase Amounts Related to Interest	$1,418.87
Sub Total	$299,721.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,074,447.68

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	36
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,074,447.68
Servicing Fee	$302,268.16	$302,268.16	$0.00	$0.00	$21,772,179.52
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,772,179.52
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,772,179.52
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,772,179.52
Interest - Class A-3 Notes	$679,769.36	$679,769.36	$0.00	$0.00	$21,092,410.16
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$20,793,026.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,793,026.83
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$20,573,731.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,573,731.16
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$20,423,320.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,423,320.24
Regular Principal Payment	$18,679,809.29	$18,679,809.29	$0.00	$0.00	$1,743,510.95
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,743,510.95
Residual Released to Depositor	$0.00	$1,743,510.95	$0.00	$0.00	$0.00
Total		$22,074,447.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,679,809.29
Total					$18,679,809.29

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,679,809.29	$39.00	$679,769.36	$1.42	$19,359,578.65	$40.42
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$18,679,809.29	$11.83	$1,348,859.28	$0.85	$20,028,668.57	$12.68

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$155,970,024.68	0.3256159	$137,290,215.39	0.2866184
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$305,910,024.68	0.1937439	$287,230,215.39	0.1819133

Pool Information
Weighted Average APR	5.754%	5.787%
Weighted Average Remaining Term	31.39	30.65
Number of Receivables Outstanding	18,356	17,363
Pool Balance	$362,721,797.24	$342,169,638.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$338,982,414.58	$319,994,322.90
Pool Factor	0.2109607	0.1990075

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$22,175,315.41
Targeted Overcollateralization Amount	$54,939,422.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$54,939,422.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		52	$279,614.99
(Recoveries)		96	$137,404.12
Net Loss for Current Collection Period			$142,210.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4705%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9296%
Second Prior Collection Period			0.2791%
Prior Collection Period			1.0993%
Current Collection Period			0.4842%
Four Month Average (Current and Prior Three Collection Periods)			0.6980%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,830	$17,799,788.68
(Cumulative Recoveries)			$3,139,853.02
Cumulative Net Loss for All Collection Periods			$14,659,935.66
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8526%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,289.68
Average Net Loss for Receivables that have experienced a Realized Loss			$5,180.19

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.87%	227	$6,399,705.34
61-90 Days Delinquent	0.23%	25	$791,771.63
91-120 Days Delinquent	0.06%	7	$222,323.16
Over 120 Days Delinquent	0.31%	28	$1,046,486.95
Total Delinquent Receivables	2.47%	287	$8,460,287.08

Repossession Inventory:
Repossessed in the Current Collection Period		7	$269,503.22
Total Repossessed Inventory		18	$714,035.38

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4006%
Prior Collection Period			0.4195%
Current Collection Period			0.3456%
Three Month Average			0.3885%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6022%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	36

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	50	$1,524,892.32
2 Months Extended	78	$2,301,649.34
3+ Months Extended	29	$923,758.80

Total Receivables Extended	157	$4,750,300.46
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer